Share-based Compensation	12 Months Ended
Dec. 31, 2018
Share-based Compensation
Share-based Compensation

13    Share-based Compensation

The Company has adopted a 2013 Employee Stock Option Plan (the “2013 Plan”) and a 2014 Employee Stock Option Plan (the “2014 Plan”, collectively the “Pre-IPO Plans”). In May 2016, the Company adopted the 2016 Share Incentive Plan (“2016 Plan”). The Pre-IPO Plans and 2016 Plan allow the plan administrator to grant stock options and restricted share units up to a maximum of 36,229,922 and 4,600,000 Class A ordinary shares, respectively, plus an annual increase of 1.5% of the total outstanding share capital as of December 31 of the immediately preceding calendar year on the first day of each fiscal year, beginning in 2017, or such lesser number of Class A ordinary shares as determined by the board of directors of the Company. If an award under the Pre-IPO Plans terminates, expires or lapses, or is cancelled for any reason, ordinary shares subject to the award become available for the grant of a new award under the 2016 Plan. As of December 31, 2018, after consideration of adjustments for the annual increase and other changes, a total of 35,907,769 Class A ordinary shares are available under the plans.

Under the 2013 Plan and 2014 Plan, the Company granted options to employees. All options granted have a contractual term of ten years, and vest over a three-year or four-year requisite service period, depending on the terms of each award agreement. Granted options generally follow one of the three vesting schedules (“Schedule A”, “Schedule B” and “Schedule C) below:

•	Schedule A: one half (½) of which vest upon the second anniversary of the date of vesting commencement date and 25% of the options vest at the third and fourth anniversary respectively;
•	Schedule B: 25% of the options vest at each of the four anniversaries; and
•	Schedule C: 33% of the options vest at each of the three anniversaries.

The Company granted restricted share units (“RSUs”) under the 2016 Plan. Most of RSUs vest over a period of half-year, two-year or four-year requisite service period. Granted RSUs generally follow one of the four vesting schedules ("Schedule D", “Schedule E”, “Schedule F”, “Schedule G”, “Schedule H”) below:

•	Schedule D: one half (½) of which vest upon the second anniversary of the date of vesting commencement date and 25% of the options vest at the third and fourth anniversary respectively;
•	Schedule E: 12.5% of the RSUs vest at each of the eight quarters after vesting commencement date;
•	Schedule F: 25% of the RSUs vest at each of the four anniversaries;
•	Schedule G: 50% of the options vest at each of the two anniversaries; and
•	Schedule H: 100% of the RSUs vest at six months.

Prior to the completion of initial public offering, options were only exercisable subject to the grantee's continuous service and the listing of the stock of the Company on a public stock exchange market, and options for which the service condition has been satisfied were forfeited should employment terminate before the Company's public listing. After the completion of initial public offering, options can be exercised once the service condition are satisfied. The Company issues new Class A ordinary shares upon share option exercise or share unit conversion.

For the years ended December 31, 2016, 2017 and 2018, total share-based compensation expense recognized was RMB48,242, RMB35,069 and RMB27,886, respectively. As of December 31, 2018, the unrecognized compensation cost was RMB55,267. These amounts are expected to be recognized over a weighted average period of 2.33 years.

Stock options

The Group uses the Binomial option pricing model to estimate the fair value of stock options. The assumptions used to value the Company's option grants were as follows:

For the year ended December 31,
	2016	2017	2018

Contractual term (in years)	10.00 - 10.00	9.50 - 10.00	10.00 - 10.00
Expected volatility	53.2% - 60.2%	47.3% - 53.5%	48.0% - 49.2%
Exercise multiple	2.2 - 2.8	2.2 - 2.8	2.2 - 2.8
Expected dividend yield	—	—	—
Risk-free interest rate (per annum)	1.5% - 2.5%	2.3% - 2.4%	2.7% - 2.9%
Expected forfeiture rate (post-vesting)	—	—	—

The Group estimated the risk free rate based on the yield to maturity of U.S. treasury bonds denominated in USD at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of empirical studies on the actual exercise behavior of employees. The expected volatility at the date of grant date and each option valuation date was estimated based on the historical stock prices of comparable companies. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future.

The following table sets forth the summary of option activities under the Company's 2013 Plan and 2014 Plan (no options have been issued under the 2016 Plan):

			Weighted
		Weighted	Average
		Average	Remaining			Weighted Average
	Options	Exercise	Contractual	Aggregate Intrinsic		Grant Date Fair
	Outstanding	Price	Life	Value		Value
		US$	(In years)	US$	RMB	US$	RMB
December 31, 2016	31,924,520	0.1559	8.54	28,119	195,230	0.5651	3.9238
Granted	5,435,000	0.5660	—	—	—	0.5555	3.6144
Exercised	(1,583,655)	0.0847	—	—	—	0.3465	2.2546
Expired	—	—	—	—	—	—	—
Forfeited or cancelled	(5,683,065)	0.2564	—	—	—	0.7429	4.8335
December 31, 2017	30,092,800	0.2147	7.76	18,616	121,121	0.5413	3.5221
Granted	1,930,000	0.3043	—	—	—	0.4223	2.9035
Exercised	(2,070,915)	0.1184	—	—	—	0.4953	3.4054
Expired	—	—	—	—	—	—	—
Forfeited or cancelled	(2,095,755)	0.4236	—	—	—	0.6482	4.4565
December 31, 2018	27,856,130	0.2124	6.84	7,491	51,507	0.5285	3.6335
Vested and expected to vest as of December 31, 2018	26,377,268	0.1926	6.88	7,614	52,352	0.5185	3.5649
Exercisable as of December 31, 2018	18,942,140	0.1277	5.90	6,697	46,047	0.4740	3.2591

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock at each reporting date.

RSUs

The following table sets forth the summary of the restricted share units in 2017 and 2018:

	Number of	Weighted Average
	RSUs	Grant Date Fair Value
		US$	RMB
December 31,2016	517,500	1.39	9.67
Granted	4,820,000	1.10	7.18
Vested	(244,980)	1.32	8.61
Forfeited	(467,515)	1.28	8.34
December 31, 2017	4,625,005	1.11	7.20
Granted	5,097,630	0.62	4.27
Vested	(1,132,350)	1.09	7.51
Forfeited	(538,646)	1.09	7.52
December 31, 2018	8,051,639	0.79	5.44